SHAREHOLDERS’ EQUITY/(DEFICIT) (Details) € / shares in Units, $ in Millions	Feb. 04, 2024 EUR (€) vote shares	Feb. 04, 2024 USD ($) vote shares	Sep. 30, 2024 EUR (€) € / shares shares	Sep. 30, 2024 USD ($) shares	Feb. 05, 2024 shares	Dec. 31, 2023 USD ($) shares
SHAREHOLDER'S EQUITY (DEFICIT)
Authorized share capital | €			€ 75,000,000
Number of shares authorized (in shares)			2,495,175,000	2,495,175,000
Par value of share (in EUR per share) | € / shares			€ 0.0300580119630888
Number of shares outstanding (in shares)	384,499,607	384,499,607	505,559,667	505,559,667	505,249,607
Share capital | $				$ 16.9		$ 642.2
Number of votes per common shares | vote	1	1
Share split ratio	3.3269	3.3269
Ordinary shares issued (in shares)	384,499,607	384,499,607			505,249,607
Parent company (Amer Sports Holding (Cayman) Limited)
SHAREHOLDER'S EQUITY (DEFICIT)
Amount of loan equitized	€ 2,300,000,000	$ 2,540.0
Class A Share Capital
SHAREHOLDER'S EQUITY (DEFICIT)
Number of shares outstanding (in shares)						115,220,745
Class B Share Capital
SHAREHOLDER'S EQUITY (DEFICIT)
Number of shares outstanding (in shares)						352,193